Related Party Transactions (Details) - Schedule of Outstanding Balances Arising from Transactions with Related Parties - AUD ($)		Jun. 30, 2024	Jun. 30, 2023
Receivables from related parties
Prepayment	[1]	$ 33,088	$ 33,088
Trade receivables	[2]	8,250	8,280
Total Receivables from related parties		41,338	41,368
Payables to related parties [Member]
Payables to related parties
Payables to by key management personnel directly	[3]	$ 224,488	$ 211,869

[1]	During August 2022, the company as per agreement with Asiana Trading corporation paid first deposit for its future order. Asiana Trading Corporation is an entity associated with Jeff Olyniec, a director of the Company. The balance is included within Prepayments and other assets in the Condensed Consolidated Statement of Financial Position.
[2]	During the year 30 June 2022, the Company entered into agreement with Lifestyle Breakthrough Pty Ltd. an entity associated with Nathan Givoni and Simon H. Szewach , directors of the Company for sale of goods & service. The balance is included in Trade and other receivables in the Condensed Consolidated Statement of Financial Position.
[3]	Payables to key management personnel are included within Wages payables in Note 21.